ACQUISITIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DBA Aire Fitness
Revenue	$ 11,191,709	$ 11,630,775
Cost of sales	7,270,166	6,513,624
Gross profit	3,921,543	5,117,151
Expenses	(12,305,652)	(7,844,692)
Net income (loss)	(8,299,039)	(13,603,391)
Other income (expense)	$ 85,071	$ (10,875,850)
Loss per share	$ (0.01)	$ (0.10)
SpeedConnect Asset Acquisition
Revenue	$ 8,002,875
Cost of sales	4,826,475
Gross profit	3,176,400
Expenses	(1,999,221)
Interest expense	0
Income taxes	0
Net income (loss)	$ 1,177,179